Fair Value Measurement	9 Months Ended
Sep. 30, 2012
Fair Value Measurement
Fair Value Measurement

7.                          Fair Value Measurement

The Company has elected not to apply the fair value option to measure any of the financial assets and liabilities on its balance sheet not already valued at fair value under other accounting pronouncements. These other financial assets and liabilities are primarily accounts receivable and accounts payable, which are reported at historical value. The fair value of these financial assets and liabilities approximate their fair value because of their short duration.